Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2017
Registrant Name	VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Central Index Key	0000773675
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Dec. 29, 2017
Delaware Tax-Free Minnesota Intermediate Fund | Class A
Risk/Return:
Trading Symbol	DXCCX
Delaware Tax-Free Minnesota Intermediate Fund | Class C
Risk/Return:
Trading Symbol	DVSCX
Delaware Tax-Free Minnesota Intermediate Fund | Institutional Class
Risk/Return:
Trading Symbol	DMIIX